Transamerica International Stock Investment Objectives and Goals - Retail Class [Member] - Transamerica International Stock	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica International Stock
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks capital appreciation.